PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 5. PLANT AND EQUIPMENT, NET

At December 31, 2022 and 2021, plant and equipment, at cost less accumulated depreciation, consisted of:

	December 31
	2022	2021
Office equipment	$147,353	$132,154
Furniture	231,992	66,273
Leasehold improvements	95,964	-
Total	475,309	198,427
Less: Accumulated depreciation	(153,670)	(22,280)
Total plant and equipment, net	$321,639	$176,147

The Company recorded depreciation expenses of $135,967, $20,582 and nil for the years ended December 31, 2022, 2021 and 2020, respectively.

No impairment for plant and equipment was recorded for the years ended December 31, 2022, 2021 and 2020.